Restricted Cash (Details)	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)
Restricted Cash [Line Items]
Restricted cash	$ 16,048,967	$ 2,062,876	$ 16,059,262
Construction [Member]
Restricted Cash [Line Items]
Restricted cash	$ 6,000,000	$ 771,218	$ 2,000,000
Construction [Member] | Minimum [Member]
Restricted Cash [Line Items]
Restricted annual interest rate percentage	3.85%	3.85%
Construction [Member] | Maximum [Member]
Restricted Cash [Line Items]
Restricted annual interest rate percentage	3.30%	3.30%